Asset Retirement Obligation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of the ARO Liability
The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991
The following table is a reconciliation of the ARO liability as of and for the nine months ended September 30, 2017 and the twelve months ended December 31, 2016.

	September 30, 2017	December 31, 2016
Asset retirement obligation at beginning of period	$83,991	$109,171
Liabilities incurred on properties acquired and developed	—	—
Revisions to previous estimates	7,486	—
Liabilities on properties sold or settled	—	(27,850)
Accretion expense	1,632	2,670
Asset retirement obligation at end of period	$93,109	$83,991

The following table is a reconciliation of the ARO liability for the twelve months ended December 31, 2016 and 2015.

	Years Ended December 31,
	2016	2015
Asset retirement obligation at beginning of period	$109,171	$44,214
Liabilities incurred	—	2,506
Revisions to previous estimates and sales of properties	—	60,832
Liabilities on properties sold or settled	(27,850)	(3,721)
Accretion expense	2,670	$5,340
Asset retirement obligation at end of period	$83,991	$109,171